INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
INTANGIBLE ASSETS AND GOODWILL
7.	Intangible Assets and Goodwill
Intangible assets consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025
(In thousands)	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	12.7 years	$202,100	$(91,850)	$110,250
Technology	5.6 years	2,084	(327)	1,757
Trade names	4.0 years	158	(51)	107

Total intangible assets		$204,342	$(92,228)	$112,114

	December 31, 2024
(In thousands)	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	12.7 years	$202,100	$(75,548)	$126,552
Technology	6.0 years	1,232	(62)	1,170
Trade names	4.0 years	158	(12)	146

Total intangible assets		$203,490	$(75,622)	$127,868

Amortization expense related to finite-lived intangible assets was $
16,606
and $
18,119
for the years ended December 31, 2025 and 2024, respectively. Future amortization expense is estimated to be $
16,717
in 2026, $
16,717
in 2027, $
15,670
in 2028, $
15,249
in 2029, $
15,126
in 2030, and $
32,635
thereafter.
The following table presents changes in the carrying amount of goodwill by reportable segment for the year ended December 31, 2024. There were no changes in the carrying amount of goodwill by reportable segment for the year ended December 31, 2025.

(In thousands)	Tactical Systems	Global Solutions	Total
Balance at January 1, 2024	$286,750	$—	$286,750
VRA Acquisition	5,578	—	5,578

Balance at December 31, 2024	$292,328	$—	$292,328

The carrying amounts of goodwill at December 31, 2025 and 2024 were net of accumulated impairment losses of $5,371 and $52,906 for the Tactical Systems and Global Solutions reportable segments, respectively.